Other Long-term Assets (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Other Long-term Assets
Investments in associated companies		207,492	227,656
Equity investments		169,986	38,473
Copyrights, licenses and domain names		108,102	12,533
Staff housing loans		63,006	58,766
Non-current deposits		8,479	3,198
Others		12,051	1,472
Total	$ 91,725	569,116	342,098